Other Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income [line items]
Other income	€ 68	€ 200	€ 8
Business disposal gain loss	€ 53	70
Payout annuity business and Bank Owned Life Insurance / Corporate Owned Life Insurance business [member]
Disclosure of other operating income [line items]
Impact of Pension plan Amendment		€ 101